SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2021 item	Sep. 30, 2020 item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Concentration Risk [Line Items]
Number of vendors	5	2	3	2
Inventory, percentage	39.00%	39.00%
Vendor One [Member]
Concentration Risk [Line Items]
Inventory, percentage			41.00%	39.00%
Vendor Two [Member]
Concentration Risk [Line Items]
Inventory, percentage			31.00%	29.00%
Vendor Three [Member]
Concentration Risk [Line Items]
Inventory, percentage			28.00%